VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 5, 2020

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and

Service 2 Class Prospectus (“Prospectus”)

dated May 1, 2020

Effective April 24, 2020, Miles Lewis was removed as a portfolio manager of the Portfolio and Ryan Cope was added as a portfolio manager of the Portfolio. The Portfolio’s Prospectus is hereby revised as follows:

1.	Effective April 24, 2020, all references to Miles Lewis as a portfolio manager of the Portfolio are hereby deleted in their entirety.

2.	Effective April 24, 2020, the sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Ryan Cope, CFA	Phillip N. Davidson, CFA
Portfolio Manager (since 04/20)	Portfolio Manager (since 05/06)
Jeff John, CFA	Michael Liss, CFA
Portfolio Manager (since 05/12)	Portfolio Manager (since 05/06)
Kevin Toney, CFA	Brian Woglom, CFA
Portfolio Manager (since 08/06)	Portfolio Manager (since 02/12)

3.	The second paragraph in the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® American Century Small-Mid Cap Value Portfolio” of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

VY® American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Ryan Cope, Phillip N. Davidson, Jeff John, Michael Liss, Kevin Toney, and Brian Woglom. Mr. Cope and Mr. John are responsible for the management of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney, Mr. Liss and Mr. Woglom are responsible for the management of the mid-capitalization assets of the Portfolio.

4.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® American Century Small-Mid Cap Value Portfolio” of the Portfolio’s Prospectus:

Ryan Cope, CFA and Portfolio Manager, joined American Century in 2009, became a portfolio research analyst in 2010, an investment analyst in 2012, and portfolio manager in April 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® American Century Small-Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated May 5, 2020

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class, and

Service 2 Class Statement of Additional Information (“SAI”)

dated May 1, 2020

Effective April 24, 2020, Miles Lewis was removed as a portfolio manager of the Portfolio and Ryan Cope was added as a portfolio manager of the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.	Effective April 24, 2020, all references to Miles Lewis as a portfolio manager of the Portfolio are hereby deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – VY® American Century Small-Mid Cap Value Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ryan Cope, CFA[1]	3	$1,500,000,000	2	$173,000,000	7	$240,000,000
[1]	As of April 24, 2020.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Ryan Cope, CFA[1]	None
[1]	As of April 24, 2020.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE